Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flow
Schedule of reconciliation of operating profit to cash generated from operations

RECONCILIATION OF OPERATING PROFIT TO CASH GENERATED FROM OPERATIONS	2021 £m	2022 £m	2023 £m
Operating profit	1,884	2,323	2,682
Share of results of joint ventures and associates	(29)	(19)	(46)
Amortisation of acquired intangible assets	297	294	279
Amortisation of internally developed intangible assets	295	309	330
Amortisation of pre-publication costs	60	72	76
Depreciation of property, plant and equipment	52	47	43
Depreciation of right-of-use assets	80	63	65
Share based remuneration	45	46	56
Total non-cash items	829	831	849
Increase in inventories and pre-publication costs	(73)	(103)	(90)
Increase in receivables	(103)	(251)	(24)
(Decrease)/increase in payables	(32)	280	(1)
Increase in working capital	(208)	(74)	(115)
Cash generated from operations	2,476	3,061	3,370

Schedule of cash flow on acquisitions

CASH FLOW ON ACQUISITIONS	Note	2021 £m	2022 £m	2023 £m
Purchase of businesses	12	(235)	(373)	(108)
Deferred payments relating to prior year acquisitions		(19)	(21)	(16)
Total		(254)	(394)	(124)

Schedule of reconciliation of net debt

RECONCILIATION OF NET DEBT	Cash and cash equivalents £m	Debt £m	Related derivative financial instruments £m	Finance lease receivable £m	Total £m
As at 1 January 2022	113	(6,167)	35	2	(6,017)
Increase in cash and cash equivalents	208	-	-	-	208
Decrease in short-term bank loans, overdrafts and commercial paper	-	101	-	-	101
Issuance of term debt	-	(397)	-	-	(397)
Repayment of term debt	-	35	-	-	35
Repayment of leases	-	79	-	(1)	78
Change in net debt resulting from cash flows	208	(182)	-	(1)	25
Borrowings in acquired businesses	-	(3)	-	-	(3)
Remeasurement and derecognition of leases	-	(5)	-	-	(5)
Inception of leases	-	(34)	-	5	(29)
Fair value and other adjustments to debt and related derivatives	-	230	(245)	-	(15)
Exchange translation differences	13	(569)	(3)	(1)	(560)
At 1 January 2023	334	(6,730)	(213)	5	(6,604)
Decrease in cash and cash equivalents	(169)	-	-	-	(169)
Increase in short-term bank loans, overdrafts and commercial paper	-	(84)	-	-	(84)
Issuance of term debt	-	(651)	-	-	(651)
Repayment of term debt	-	847	-	-	847
Repayment of leases	-	72	-	(2)	70
Change in net debt resulting from cash flows	(169)	184	-	(2)	13
Borrowings in disposed businesses	-	1	-	-	1
Inception of leases	-	(38)	-	1	(37)
Fair value and other adjustments to debt and related derivatives	-	(100)	97	-	(3)
Exchange translation differences	(10)	186	8	-	184
At 31 December 2023	155	(6,497)	(108)	4	(6,446)